Accounting for Goodwill and Other Non-current Assets Debt Issuance Costs (Details) (USD $)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate							10.50%	12.50%
Debt issuance costs, net	$ 111,397,000	$ 102,373,000			$ 22,622,000
Amortization of financing costs	2,600,000			5,700,000	12,600,000	15,100,000
Write-off of deferred debt issuance costs	$ 0	$ 0	$ 3,218,000	$ 3,218,000	$ 2,301,000	$ 3,035,000